Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment, net	€ 410,184	€ 11,365
Right-of-use assets	650,457	288,389
Intangible	4,053,378
Financial assets at fair value through profit and loss	426,320
Total Non current Assets	5,540,339	299,754
Current assets
Cash and cash equivalents	2,293,518	347,229
Deferred offering costs		262,684
Loan receivable	19,514
Total Current assets	2,949,937	825,345
Total assets	8,490,276	1,125,099
Shareholders’ surplus (deficit)
Non-controlling interest	416,758
Subscription receivable	(935)	(935)
Foreign exchange reserve	119,006	26,773
Other reserves	8,337,451	1,302,846
Accumulated deficit	(5,982,203)	(1,506,191)
Total shareholders’ surplus (deficit)	2,944,490	(131,213)
Non-current liabilities
Deferred tax liabilities	6,647
Warrant liabilities	34,383
Non-current lease liabilities	601,000	226,773
Non-current loan payable	226,077	15,713
Contingent consideration	181,000
Total Non current liabilities	1,049,870	242,486
Current liabilities
Current lease liabilities	107,922	80,637
Income tax payable	41,137	52,480
Current loan payable	197,664	6,203
Total current liabilities	4,495,916	1,013,826
Total shareholders’ deficit and liabilities	8,490,276	1,125,099
Class A Ordinary shares
Shareholders’ surplus (deficit)
Ordinary shares value	35,988	35,988
Class B Ordinary shares
Shareholders’ surplus (deficit)
Ordinary shares value	18,425	10,306
Outside Parties
Current assets
Trade and other receivables – outside parties	553,750	32,252
Deposits and prepayments – outside parties	71,722	82,027
Non-current liabilities
Trade and other payables – outside parties	763
Current liabilities
Trade and other payables – outside parties	3,485,774	613,489
Deferred revenue – outside parties	481,912	224,248
Related Parties
Current assets
Trade and other receivables – related parties	11,433	4,409
Deposits and prepayments – related parties		96,744
Current liabilities
Trade and other payables – related parties	€ 181,507	€ 36,769